INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

	December 31,				March 31,
	2014				2015
	Gross carrying	Accumulated		Intangible	Gross carrying	Accumulated		Intangible
(In thousands of U.S. dollars)	amount	amortization	Impairment	assets, net	amount	amortization	Impairment	assets, net
						-
Intangible asset corresponding to acquired IPR&D of Bloxiverz	35,248	(11,749)		23,499	35,248	(14,686)		20,562
Intangible asset corresponding to acquired IPR&D of Vazculep	12,061	-	(7,170)	4,891	12,061	(204)	(7,170)	4,687
Total Intangible assets	$47,309	$(11,749)	$(7,170)	$28,390	$47,309	$(14,890)	$(7,170)	$25,249